EARNINGS PER SHARE - Continued operations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Continuing operations
Profit / (loss) for the period attributable to the owners of the parent		$ 656	$ 75	[1]	$ 102	[1]
Weighted average common shares outstanding for basic earnings per share (in millions) (in shares)		1,753	1,753		1,753
Denominator for diluted earnings per share (in millions) (in shares)		1,761	1,761		1,761
Basic gain (loss) per share (in dollars per share)	[2]	$ 0.37	$ 0.04	[1]	$ 0.06	[1]
Diluted (loss) / earnings per share (in dollars per share)	[2]	$ 0.37	$ 0.04	[1]	$ 0.06	[1]

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).
[2]	** In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation (see Note 20